Revenues (Tables)	9 Months Ended
Sep. 30, 2024
Revenue Recognition [Abstract]
Schedule of disaggregation of revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and nine months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas
Systems	$17,844	$30,545	$49,891	$80,706
Consumables	34,378	33,471	106,102	99,800
Service	34,869	37,809	101,394	113,594
Total Americas	87,091	101,825	257,387	294,100

EMEA
Systems	10,467	14,967	29,990	38,423
Consumables	19,204	18,654	60,319	55,475
Service	7,393	6,980	22,281	21,467
Total EMEA	37,064	40,601	112,590	115,365

Asia Pacific
Systems	3,411	5,978	13,705	21,126
Consumables	8,788	9,655	26,875	27,823
Service	3,654	4,074	11,542	12,847
Total Asia Pacific	15,853	19,707	52,122	61,796

Total Revenues	$140,008	$162,133	$422,099	$471,261